Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment Useful Lives	Sep. 30, 2023
Buildings [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated Useful Lives	20 years
Machinery and Equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated Useful Lives	5 years
Machinery and Equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated Useful Lives	10 years
Transportation Vehicles [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated Useful Lives	4 years
Transportation Vehicles [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated Useful Lives	5 years
Office Equipment [Member] | Minimum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated Useful Lives	3 years
Office Equipment [Member] | Maximum [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated Useful Lives	5 years
Electronic Equipment [Member]
Significant Accounting Policies (Details) - Schedule of Property, Plant, and Equipment Useful Lives [Line Items]
Estimated Useful Lives	3 years